Share Based compensation (Details)		12 Months Ended
	Feb. 21, 2021 shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares
Share-Based Compensation
Number of equity settled share-based incentive plans		5
Share Based Payment Arrangement All Plans [member]
Share-Based Compensation
Outstanding at January 1		2,258,319	1,635,606
Granted		1,218,754	1,297,713
Forfeited		(84,502)	(474,000)
Exercised		(13,875)	(78,525)
Expired		(170,877)	(122,475)
Outstanding as at December 31		3,207,819	2,258,319
Exercisable as at December 31		1,893,182	1,453,727
Share split	500
Share-based payment arrangements plan 2025 grant on May 5, 2025
Share-Based Compensation
Exercise price | € / shares		€ 5.65